Intangible assets and goodwill - Asset purchase (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) payment	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) payment	Dec. 31, 2016 item	Dec. 31, 2016 USD ($)
In-process research and development and Goodwill
Amortization of intangible asset		$ 1,256
Acquired product rights
In-process research and development and Goodwill
Acquired product rights		38,921			$ 40,177
Transaction costs		$ 2,400
Estimated life		8 years
IPR&D
In-process research and development and Goodwill
IPR&D, Impairment			$ (15,828)
Asset Purchase Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Number of installment payments	2		2	2
Installment payment	$ 1,000	$ 7,500
Supply Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Acquired product rights		$ 29,300